UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam U.S. Government Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments:

Putnam U.S. Government Income Trust

The fund's portfolio
12/31/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (140.0%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (106.3%)

Government National Mortgage Association Adjustable Rate Mortgages 2.75%, 7/20/26	$11,897	$12,099

Government National Mortgage Association Pass-Through Certificates
8.50%, 12/15/19	775	785
7.50%, 10/20/30	47,218	55,415
5.50%, 8/15/35	319	354
5.00%, TBA, 1/1/47	52,000,000	55,457,189
4.70%, with due dates from 5/20/67 to 8/20/67	508,236	565,545
4.67%, 9/20/65	78,434	84,997
4.622%, 6/20/67	511,400	565,736
4.50%, with due dates from 2/20/34 to 4/20/46	30,362,868	32,430,200
4.50%, TBA, 1/1/48	68,000,000	71,346,878
4.494%, 3/20/67	412,142	452,326
4.318%, 5/20/67	101,481	110,741
4.00%, with due dates from 9/15/39 to 5/20/46	92,582,658	97,814,015
4.00%, TBA, 1/1/48	63,000,000	65,687,341
3.50%, with due dates from 7/15/42 to 12/20/47	173,253,481	179,894,343
3.50%, TBA, 1/1/48	119,000,000	123,072,037
3.50%, 4/20/46(i)	144,583	149,725
3.00%, with due dates from 3/20/43 to 10/20/44	2,538,415	2,566,732
3.00%, TBA, 1/1/48	219,000,000	221,018,917

		851,285,375
U.S. Government Agency Mortgage Obligations (33.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	775,444	834,913
4.00%, 9/1/45	1,478,730	1,556,074
3.50%, with due dates from 4/1/42 to 11/1/47	5,311,228	5,469,575
3.00%, with due dates from 3/1/43 to 10/1/46	11,220,067	11,259,644

Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41	3,325,105	3,746,606
6.00%, TBA, 1/1/48	5,000,000	5,580,078
5.50%, 2/1/35	728,672	807,074
5.50%, TBA, 1/1/48	44,000,000	48,248,750
4.50%, with due dates from 4/1/41 to 10/1/46	3,845,138	4,123,825
4.50%, TBA, 2/1/48	9,000,000	9,563,906
4.50%, TBA, 1/1/48	9,000,000	9,575,156
4.00%, with due dates from 8/1/44 to 8/1/47	19,685,569	20,749,257
3.50%, with due dates from 6/1/42 to 6/1/56	28,212,212	29,186,059
3.50%, TBA, 2/1/48	2,000,000	2,050,938
3.50%, TBA, 1/1/48	4,000,000	4,108,438
3.00%, with due dates from 9/1/42 to 3/1/47	41,049,335	41,280,654
3.00%, TBA, 1/1/48	10,000,000	10,002,344
3.00%, 3/1/43(i)	100,876	101,229
3.00%, 6/1/31(i)	352,117	359,477
2.50%, 3/1/43	62,848,440	61,203,576

		269,807,573

Total U.S. government and agency mortgage obligations (cost $1,124,222,587)		$1,121,092,948

MORTGAGE-BACKED SECURITIES (29.3%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (29.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.79%, 19.85%, 4/15/37	$195,639	$289,758
IFB Ser. 2976, Class LC (-3.667 x 1 Month US LIBOR) + 24.42%, 19.004%, 5/15/35	1,360,271	1,922,607
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.80%, 18.381%, 11/15/35	598,316	837,523
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR) + 22.28%, 17.401%, 12/15/36	197,871	267,957
IFB Ser. 3065, Class DC (-3 x 1 Month US LIBOR) + 19.86%, 15.429%, 3/15/35	2,487,791	3,418,474
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.95%, 13.171%, 6/15/34	1,334,248	1,546,393
IFB Ser. 4136, Class ES, IO (-1 x 1 Month US LIBOR) + 6.25%, 4.773%, 11/15/42	4,828,000	599,262
IFB Ser. 4436, Class SC, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.673%, 2/15/45	10,724,903	1,796,915
Ser. 4122, Class TI, IO, 4.50%, 10/15/42	4,260,421	808,006
Ser. 4024, Class PI, IO, 4.50%, 12/15/41	3,457,269	617,869
Ser. 4018, Class DI, IO, 4.50%, 7/15/41	2,226,272	311,686
Ser. 4546, Class PI, IO, 4.00%, 12/15/45	12,252,467	2,010,838
Ser. 4601, Class IC, IO, 4.00%, 12/15/45	8,703,778	1,249,601
Ser. 4530, Class HI, IO, 4.00%, 11/15/45	6,617,323	1,076,228
Ser. 4500, Class GI, IO, 4.00%, 8/15/45	5,023,369	856,936
Ser. 4425, IO, 4.00%, 1/15/45	6,930,111	1,067,098
Ser. 4452, Class QI, IO, 4.00%, 11/15/44	5,847,500	1,262,323
Ser. 4019, Class JI, IO, 4.00%, 5/15/41	5,288,383	760,908
Ser. 3996, Class IK, IO, 4.00%, 3/15/39	6,068,943	397,485
Ser. 4015, Class GI, IO, 4.00%, 3/15/27	4,659,399	519,472
FRB Ser. 57, Class 2A1, 3.621%, 7/25/43(WAC)	18,801	20,090
Ser. 4621, Class QI, IO, 3.50%, 10/15/46	21,343,878	3,253,234
Ser. 4165, Class AI, IO, 3.50%, 2/15/43	3,808,765	621,210
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	6,598,390	856,012
Ser. 4199, Class CI, IO, 3.50%, 12/15/37	5,370,160	352,089
FRB Ser. 59, Class 2A1, US 1 Yr T-Bill + 0.00%, 3.389%, 10/25/43	11,701	9,630
Ser. 4150, Class DI, IO, 3.00%, 1/15/43	7,358,715	929,038
Ser. 4141, Class PI, IO, 3.00%, 12/15/42	6,954,840	778,177
Ser. 4158, Class TI, IO, 3.00%, 12/15/42	10,790,271	1,067,266
Ser. 4165, Class TI, IO, 3.00%, 12/15/42	12,786,694	1,248,531
Ser. 4171, Class NI, IO, 3.00%, 6/15/42	7,723,843	767,982
Ser. 4183, Class MI, IO, 3.00%, 2/15/42	5,593,896	501,772
Ser. 4201, Class JI, IO, 3.00%, 12/15/41	6,887,081	572,553
FRB Ser. 8, Class A9, IO, 0.456%, 11/15/28(WAC)	1,384,607	19,108
FRB Ser. 59, Class 1AX, IO, 0.276%, 10/25/43(WAC)	3,644,770	35,719
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	5,805,034	41,727
Ser. 315, PO, zero %, 9/15/43	8,342,028	6,820,238
Ser. 3369, Class BO, PO, zero %, 9/15/37	6,231	5,184
Ser. 3391, PO, zero %, 4/15/37	21,127	17,897
Ser. 3300, PO, zero %, 2/15/37	58,283	50,304
Ser. 3314, PO, zero %, 11/15/36	11,512	11,278
Ser. 3206, Class EO, PO, zero %, 8/15/36	4,626	4,077
Ser. 3175, Class MO, PO, zero %, 6/15/36	53,202	44,498
Ser. 3210, PO, zero %, 5/15/36	3,998	3,636
Ser. 3326, Class WF, zero %, 10/15/35(WAC)	24,613	18,157
FRB Ser. 3117, Class AF, 1 Month US LIBOR + 0.00%, zero %, 2/15/36	13,247	9,878

Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%, 30.587%, 7/25/36	327,252	571,480
IFB Ser. 05-74, Class NK (-5 x 1 Month US LIBOR) + 27.50%, 19.739%, 5/25/35	1,204,374	1,595,486
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US LIBOR) + 24.57%, 18.876%, 3/25/36	428,674	645,322
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%, 18.509%, 6/25/37	512,351	728,768
IFB Ser. 05-122, Class SE (-3.5 x 1 Month US LIBOR) + 23.10%, 17.668%, 11/25/35	335,284	437,513
IFB Ser. 08-24, Class SP (-3.667 x 1 Month US LIBOR) + 23.28%, 17.592%, 2/25/38	1,938,783	2,555,714
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%, 15.594%, 8/25/35	191,721	241,435
IFB Ser. 05-106, Class JC (-3.101 x 1 Month US LIBOR) + 20.12%, 15.311%, 12/25/35	744,513	1,058,103
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US LIBOR) + 17.39%, 13.358%, 11/25/34	180,474	213,626
IFB Ser. 11-4, Class CS (-2 x 1 Month US LIBOR) + 12.90%, 9.796%, 5/25/40	1,094,692	1,254,407
IFB Ser. 11-123, Class KS, IO (-1 x 1 Month US LIBOR) + 6.60%, 5.048%, 10/25/41	1,213,722	182,677
FRB Ser. 03-W11, Class A1, 4.525%, 6/25/33(WAC)	790	825
FRB Ser. 04-W7, Class A2, 4.207%, 3/25/34(WAC)	6,749	7,498
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	5,581,084	952,193
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	3,946,131	476,298
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	7,383,994	860,678
FRB Ser. 03-W14, Class 2A, 3.985%, 1/25/43(WAC)	19,019	20,030
FRB Ser. 03-W3, Class 1A4, 3.657%, 8/25/42(WAC)	34,335	36,280
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	23,714,287	3,499,754
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	8,237,997	1,159,968
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	2,362,001	286,109
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	6,117,782	1,148,522
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	10,491,258	1,572,234
FRB Ser. 04-W2, Class 4A, 3.373%, 2/25/44(WAC)	12,028	12,425
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	5,509,441	595,323
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	8,546,669	929,450
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	5,523,146	605,005
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	5,050,859	345,888
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	3,795,011	286,216
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	8,268,593	658,511
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	6,796,553	655,718
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	6,120,674	367,485
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	7,628,879	471,160
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	6,222,504	387,506
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	6,874,699	722,167
FRB Ser. 07-95, Class A3, 1 Month US LIBOR + 0.25%, 1.802%, 8/27/36	13,676,000	13,202,566
Ser. 98-W5, Class X, IO, 0.911%, 7/25/28(WAC)	2,714,406	132,463
FRB Ser. 01-50, Class B1, IO, 0.403%, 10/25/41(WAC)	520,880	6,198
Ser. 98-W2, Class X, IO, 0.325%, 6/25/28(WAC)	8,861,468	432,440
Ser. 01-79, Class BI, IO, 0.293%, 3/25/45(WAC)	1,498,470	13,468
Ser. 03-34, Class P1, PO, zero %, 4/25/43	83,609	69,396
Ser. 08-53, Class DO, PO, zero %, 7/25/38	145,001	131,361
Ser. 07-64, Class LO, PO, zero %, 7/25/37	25,055	22,975
Ser. 07-44, Class CO, PO, zero %, 5/25/37	87,150	71,977
Ser. 07-14, Class KO, PO, zero %, 3/25/37	9,734	8,083
Ser. 06-125, Class OX, PO, zero %, 1/25/37	2,107	1,761
Ser. 06-84, Class OT, PO, zero %, 9/25/36	2,862	2,378
Ser. 06-46, Class OC, PO, zero %, 6/25/36	4,218	3,492
Ser. 08-36, Class OV, PO, zero %, 1/25/36	32,074	27,646

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	6,397,074	1,519,305
IFB Ser. 11-81, Class SB, IO (-1 x 1 Month US LIBOR) + 6.71%, 5.214%, 11/16/36	3,122,357	213,444
IFB Ser. 13-182, Class SP, IO (-1 x 1 Month US LIBOR) + 6.70%, 5.199%, 12/20/43	7,166,298	1,313,726
IFB Ser. 11-156, Class SK, IO (-1 x 1 Month US LIBOR) + 6.60%, 5.099%, 4/20/38	8,565,663	1,745,254
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	9,135,169	1,960,133
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	6,131,080	1,294,945
Ser. 14-76, IO, 5.00%, 5/20/44	4,714,645	979,021
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	6,673,737	1,211,929
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,743,377	584,888
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	21,221,047	4,544,275
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40	324,737	25,484
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	2,033,625	437,026
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	12,659,181	2,721,724
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	6,808,106	1,447,540
IFB Ser. 10-20, Class SC, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.649%, 2/20/40	1,709,174	278,202
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	8,261,206	1,578,965
Ser. 12-129, IO, 4.50%, 11/16/42	3,703,388	836,447
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	2,813,909	360,321
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	7,961,245	1,563,429
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	12,680,546	2,565,274
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	3,555,434	691,176
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,909,847	371,847
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	8,512,371	1,774,561
IFB Ser. 14-119, Class SA, IO (-1 x 1 Month US LIBOR) + 5.60%, 4.099%, 8/20/44	9,781,965	1,491,750
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	8,255,889	1,356,550
Ser. 15-94, IO, 4.00%, 7/20/45	22,381,033	4,941,732
Ser. 15-64, Class IG, IO, 4.00%, 5/20/45	9,150,546	1,734,303
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	5,983,239	1,300,756
Ser. 15-40, IO, 4.00%, 3/20/45	5,539,700	1,130,653
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	2,016,570	359,353
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	12,403,673	1,601,066
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	3,062,300	528,186
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	7,382,345	1,331,066
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	3,479,739	608,449
Ser. 14-104, IO, 4.00%, 3/20/42	8,205,596	1,312,731
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	3,832,334	359,940
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	3,655,938	267,642
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	11,262,521	1,435,955
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	12,826,420	1,590,476
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46	17,054,852	1,857,273
Ser. 16-4, Class JI, IO, 3.50%, 1/20/46	7,640,958	1,106,716
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45	3,834,245	743,844
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	10,017,441	1,401,640
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	8,499,431	1,255,264
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,965,244	596,016
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	3,539,925	527,272
Ser. 12-136, IO, 3.50%, 11/20/42	8,112,937	1,650,447
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41	4,196,739	555,375
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41	7,206,772	750,254
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41	2,320,738	144,350
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	3,557,067	451,093
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	5,478,476	701,245
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39	3,145,872	275,893
Ser. 14-147, Class MI, IO, 3.50%, 7/20/39	6,484,733	374,364
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	7,986,081	694,150
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	10,081,099	1,125,572
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	4,822,685	509,276
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	9,401,697	917,300
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	12,266,467	976,791
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	4,017,135	312,935
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	6,772,482	620,359
Ser. 16-H13, Class IK, IO, 2.597%, 6/20/66(WAC)	17,162,447	2,295,477
Ser. 15-H22, Class GI, IO, 2.569%, 9/20/65(WAC)	14,083,512	1,878,741
Ser. 16-H23, Class NI, IO, 2.449%, 10/20/66(WAC)	32,984,426	4,281,378
Ser. 17-H04, Class BI, IO, 2.433%, 2/20/67(WAC)	12,541,336	1,795,919
Ser. 17-H03, Class KI, IO, 2.377%, 1/20/67(WAC)	18,770,219	2,572,815
Ser. 16-H04, Class HI, IO, 2.364%, 7/20/65(WAC)	13,250,430	1,407,196
Ser. 16-H24, Class JI, IO, 2.347%, 11/20/66(WAC)	6,663,509	874,586
Ser. 16-H18, Class QI, IO, 2.329%, 6/20/66(WAC)	17,518,019	2,212,911
Ser. 17-H08, Class GI, IO, 2.327%, 2/20/67(WAC)	12,465,860	1,791,967
Ser. 16-H27, Class GI, IO, 2.296%, 12/20/66(WAC)	19,819,909	2,811,771
Ser. 17-H08, Class EI, IO, 2.267%, 2/20/67(WAC)	14,879,176	2,008,689
Ser. 16-H07, Class PI, IO, 2.255%, 3/20/66(WAC)	25,582,882	3,389,732
Ser. 17-H08, Class NI, IO, 2.23%, 3/20/67(WAC)	11,882,005	1,537,531
FRB Ser. 15-H16, Class XI, IO, 2.228%, 7/20/65	11,110,520	1,248,822
Ser. 15-H20, Class CI, IO, 2.203%, 8/20/65(WAC)	19,441,971	2,205,069
Ser. 17-H06, Class MI, IO, 2.188%, 2/20/67(WAC)	21,571,180	2,702,524
Ser. 17-H14, Class JI, IO, 2.153%, 6/20/67(WAC)	5,714,068	828,540
Ser. 15-H13, Class AI, IO, 2.145%, 6/20/65(WAC)	16,811,953	1,744,240
Ser. 16-H17, Class DI, IO, 2.108%, 7/20/66(WAC)	19,066,746	2,164,285
Ser. 16-H24, IO, 2.097%, 9/20/66(WAC)	14,033,792	1,701,597
Ser. 15-H25, Class BI, IO, 2.09%, 10/20/65(WAC)	12,105,391	1,239,592
Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66(WAC)	42,545,024	4,414,046
Ser. 16-H06, Class HI, IO, 2.06%, 2/20/66	12,604,953	1,158,055
Ser. 16-H01, Class HI, IO, 2.046%, 10/20/65(WAC)	13,705,693	1,143,918
Ser. 15-H22, Class AI, IO, 2.037%, 9/20/65(WAC)	20,105,671	2,066,863
Ser. 15-H24, Class HI, IO, 2.031%, 9/20/65(WAC)	17,992,622	1,349,591
Ser. 15-H10, Class HI, IO, 2.03%, 4/20/65(WAC)	19,820,167	1,952,286
Ser. 16-H06, Class DI, IO, 1.939%, 7/20/65	15,983,395	1,402,623
Ser. 16-H03, Class AI, IO, 1.937%, 1/20/66(WAC)	14,027,519	1,402,752
Ser. 15-H23, Class TI, IO, 1.896%, 9/20/65(WAC)	15,422,310	1,650,187
Ser. 17-H23, Class BI, IO, 1.867%, 11/20/67(WAC)	15,184,597	1,726,489
Ser. 15-H23, Class DI, IO, 1.843%, 9/20/65(WAC)	7,521,661	771,158
Ser. 16-H06, Class AI, IO, 1.829%, 2/20/66	10,910,019	1,052,151
Ser. 15-H04, Class AI, IO, 1.816%, 12/20/64(WAC)	18,853,435	1,673,242
Ser. 14-H21, Class AI, IO, 1.811%, 10/20/64(WAC)	17,501,134	1,533,887
Ser. 17-H09, IO, 1.778%, 4/20/67(WAC)	10,759,033	1,188,572
Ser. 17-H10, Class MI, IO, 1.764%, 4/20/67(WAC)	12,986,167	1,412,895
Ser. 16-H04, Class KI, IO, 1.73%, 2/20/66(WAC)	14,803,481	1,239,792
Ser. 16-H10, Class AI, IO, 1.725%, 4/20/66(WAC)	21,804,757	1,677,723
Ser. 14-H25, Class BI, IO, 1.682%, 12/20/64(WAC)	14,735,194	1,223,375
Ser. 17-H16, Class HI, IO, 1.639%, 8/20/67(WAC)	9,228,771	911,341
Ser. 17-H06, Class EI, 1.577%, 2/20/67(WAC)	12,347,233	940,020
Ser. 16-H08, Class GI, IO, 1.432%, 4/20/66(WAC)	11,961,560	735,935
FRB Ser. 11-H07, Class FI, IO, 1.235%, 2/20/61(WAC)	50,864,427	1,881,984
Ser. 12-H11, Class FI, IO, 1.218%, 2/20/62(WAC)	44,372,565	1,814,128
Ser. 11-H16, Class FI, IO, 1.038%, 7/20/61(WAC)	34,082,432	1,392,540
Ser. 10-158, Class OP, PO, zero %, 12/20/40	6,639,507	5,718,192
Ser. 10-151, Class KO, PO, zero %, 6/16/37	716,152	605,901
Ser. 06-36, Class OD, PO, zero %, 7/16/36	8,386	7,024
Ser. 06-64, PO, zero %, 4/16/34	1,335	1,331

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)	250,185	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	693,063	6,099
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)	326,837	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)	512,322	—

		235,009,037

Total mortgage-backed securities (cost $238,316,236)		$235,009,037

PURCHASED SWAP OPTIONS OUTSTANDING (1.0%)(a)
	Expiration date/strike	Notional/Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$261,778,500	$1,115,176

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	117,800,300	594,892

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	117,800,300	478,269

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	261,778,500	109,947

Citibank, N.A.

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518	11,518,300	730,145

2.363/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.363	134,707,600	335,422

2.28/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.28	104,711,400	310,993

2.298/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.298	134,622,600	254,437

(2.526)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.526	134,622,600	208,665

(2.493)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.493	134,707,600	150,873

(2.478)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.478	134,707,600	132,013

2.318/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.318	134,707,600	130,666

1.9175/3 month USD-LIBOR-BBA/Mar-19	Mar-18/1.9175	157,067,000	10,995

2.205/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.205	90,233,500	2,707

Credit Suisse International

2.33875/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.33875	104,711,400	274,344

Goldman Sachs International

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	21,989,400	258,375

2.485/3 month USD-LIBOR-BBA/Mar-48	Mar-18/2.485	10,471,100	187,433

2.27/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.27	25,130,700	106,554

2.2875/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.2875	67,675,000	45,342

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	95,287,400	41,926

2.218/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.218	67,675,000	13,535

2.10125/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.10125	67,718,000	10,158

JPMorgan Chase Bank N.A.

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	261,778,500	1,141,354

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	117,800,300	601,960

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	117,800,300	472,379

(1.964)/3 month USD-LIBOR-BBA/Jan-21	Jan-18/1.964	52,356,000	310,995

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	261,778,500	104,711

1.964/3 month USD-LIBOR-BBA/Jan-21	Jan-18/1.964	52,356,000	52

Morgan Stanley & Co. International PLC

1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125	157,067,100	25,131

Total purchased swap options outstanding (cost $11,707,858)			$8,159,449

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value

JPMorgan Chase Bank N.A.

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/$99.81	28,000,000		$28,000,000	$121,996

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/99.88	28,000,000		28,000,000	112,476

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.00	28,000,000		28,000,000	94,892

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.03	28,000,000		28,000,000	90,804

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Jan-18/100.03	92,000,000		92,000,000	152,812

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.34	28,000,000		28,000,000	91,924

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.21	28,000,000		28,000,000	80,808

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/99.09	28,000,000		28,000,000	70,924

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Jan-18/102.68	155,000,000		155,000,000	211,420

Total purchased options outstanding (cost $2,039,376)					$1,028,056

ASSET-BACKED SECURITIES (0.6%)(a)
				Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US LIBOR + 0.80%, 2.352%, 11/25/50				$1,753,000	$1,753,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.452%, 2/25/49				2,723,333	2,723,333

Total asset-backed securities (cost $4,476,333)					$4,476,333

SHORT-TERM INVESTMENTS (8.4%)(a)
				Principal amount/shares	Value

Interest in $300,000,000 joint tri-party repurchase agreement dated 12/29/17 with HSBC Bank USA, National Association due 1/2/18 - maturity value of $47,052,161 for an effective yield of 1.370% (collateralized by a U.S. Treasury note and a U.S. Treasury bond with coupon rates ranging from 2.250% to 2.750% and due dates ranging from 2/15/27 to 11/15/47, valued at $306,002,415)				$47,045,000	$47,045,000

Putnam Government Money Market Fund 0.92%(AFF)			Shares	10,000	10,000

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.21%(P)			Shares	240,000	240,000

U.S. Treasury Bills 1.063%, 1/11/18(SEGSF)(SEGCCS)				$3,925,000	3,923,375

U.S. Treasury Bills 1.065%, 2/1/18(SEGSF)(SEGCCS)				13,574,000	13,558,206

U.S. Treasury Bills 1.067%, 2/8/18(SEGSF)(SEGCCS)(SEGSF)				1,507,000	1,504,863

U.S. Treasury Bills 1.073%, 1/25/18(SEGSF)(SEGCCS)				613,000	612,449

Total short-term investments (cost $66,898,524)					$66,893,893

TOTAL INVESTMENTS

Total investments (cost $1,447,660,914)					$1,436,659,716

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/17 (premiums $13,192,167) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$117,800,300	$159,030
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	117,800,300	275,653
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	261,778,500	277,485
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	261,778,500	1,282,715

Citibank, N.A.

2.505/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.505	90,233,500	23,461
(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05	157,067,000	29,843
2.675/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675	104,711,400	108,900
2.428/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.428	67,353,800	183,876
(2.398)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.398	67,353,800	224,288
2.398/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.398	67,353,800	226,982
2.412/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.412	67,311,300	323,094
(2.428)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.428	67,353,800	358,996
(2.412)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.412	67,311,300	380,309
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	52,355,700	908,895

Credit Suisse International

2.63625/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.63625	104,711,400	36,649

Goldman Sachs International

2.68675/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.68675	67,718,000	12,189
(2.357)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.357	67,675,000	136,704
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	209,422,800	282,721
(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46	28,272,100	323,716

JPMorgan Chase Bank N.A.

(2.3205)/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.3205	16,859,000	9,441
2.4115/3 month USD-LIBOR-BBA/Jan-28	Jan-18/2.4115	16,859,000	34,561
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	11,494,000	128,526
(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	117,800,300	153,140
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	261,778,500	269,632
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	117,800,300	282,721
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	261,778,500	1,306,275

Morgan Stanley & Co. International PLC

(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01	157,067,100	45,548

Total			$7,785,350

WRITTEN OPTIONS OUTSTANDING at 12/31/17 (premiums $2,039,375) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Jan-18/$100.03	$92,000,000	$92,000,000	$152,812
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.21	28,000,000	28,000,000	69,188
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.29	28,000,000	28,000,000	61,628
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.40	28,000,000	28,000,000	51,296
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.45	28,000,000	28,000,000	47,740
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.62	28,000,000	28,000,000	35,448
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.70	28,000,000	28,000,000	30,380
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.80	28,000,000	28,000,000	25,172
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Feb-18/100.86	28,000,000	28,000,000	22,708
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.84	28,000,000	28,000,000	54,404
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.71	28,000,000	28,000,000	47,572
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.59	28,000,000	28,000,000	41,580
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.34	28,000,000	28,000,000	31,668
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.21	28,000,000	28,000,000	27,580
Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Mar-18/98.09	28,000,000	28,000,000	23,968
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Jan-18/102.68	155,000,000	155,000,000	138,880

Total				$862,024

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$26,177,900	$(523,558)	$(45,811)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	15,706,700	(1,685,329)	(94,397)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	26,177,900	(1,023,556)	(144,502)
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	26,177,900	(1,023,556)	(168,062)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	15,706,700	(553,661)	(169,475)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	26,177,900	(523,558)	(267,276)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	15,706,700	(553,661)	(343,977)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	15,706,700	(1,685,329)	(399,421)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	15,706,700	1,419,100	847,062
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	26,177,900	1,006,540	409,422
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	15,706,700	1,419,100	366,909
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	26,177,900	1,006,540	211,256

Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	26,177,900	(523,558)	(47,382)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	15,706,700	(219,108)	(85,444)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	15,706,700	(219,108)	(129,423)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	26,177,900	(523,558)	(266,491)

Citibank, N.A.
(2.34)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	3,158,000	(58,581)	(2,779)
2.34/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.34	3,158,000	(58,581)	(12,474)
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	3,158,000	(406,593)	(19,422)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689	3,158,000	(406,593)	(55,897)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	26,177,900	(1,023,556)	(140,575)
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	26,177,900	(1,023,556)	(171,727)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	26,177,900	1,007,849	403,401
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	26,177,900	1,002,614	216,229
2.615/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	3,158,000	252,640	44,528
(2.615)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.615	3,158,000	252,640	16,801

Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	3,141,300	(396,589)	(7,476)
3.005/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	5,262,800	(478,915)	(12,578)
(2.47)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	5,262,800	(186,829)	(12,789)
2.7725/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	5,262,800	(252,614)	(20,262)
(2.7725)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.7725	5,262,800	(134,201)	(21,525)
2.725/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	5,262,800	(421,813)	(24,051)
2.47/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.47	5,262,800	(186,829)	(34,629)
(2.725)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.725	5,262,800	(421,813)	(39,734)
(3.005)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/3.005	5,262,800	(364,712)	(41,523)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	3,141,300	(396,589)	(82,051)
2.875/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	5,262,800	222,090	43,523
(2.584)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	5,262,800	314,979	39,997
2.584/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.584	5,262,800	314,979	34,524
(2.875)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.875	5,262,800	432,076	13,631

JPMorgan Chase Bank N.A.
2.2525/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	5,262,800	(63,154)	42,734
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	5,262,800	(304,190)	27,893
(2.553)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	3,158,000	(42,001)	(1,295)
2.553/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.553	3,158,000	(77,371)	(14,400)
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	3,158,000	(488,227)	(29,275)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902	3,158,000	(338,853)	(47,244)
(2.2525)/3 month USD-LIBOR-BBA/Nov-29 (Purchased)	Nov-19/2.2525	5,262,800	(326,294)	(90,573)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50	5,262,800	(547,331)	(95,046)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	15,706,700	(2,193,048)	(96,596)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	15,706,700	(2,193,048)	(862,769)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	15,706,700	1,491,351	960,308
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	15,706,700	1,491,351	200,732
2.36/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	5,262,800	573,645	181,303
2.826/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	3,158,000	177,164	30,538
(2.826)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.826	3,158,000	347,696	26,748
(2.36)/3 month USD-LIBOR-BBA/Nov-39 (Written)	Nov-19/2.36	5,262,800	86,836	(99,941)

Morgan Stanley & Co. International PLC
2.3388/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.3388	134,428,000	(397,258)	21,508
(2.155)/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	3,158,000	(78,950)	(7,074)
2.155/3 month USD-LIBOR-BBA/Nov-24 (Purchased)	Nov-19/2.155	3,158,000	(41,370)	(7,137)
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	3,158,000	(339,801)	(8,084)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505	3,158,000	(483,806)	(73,581)
(2.5012)/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.5012	134,428,000	(387,523)	(80,657)
2.42/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.42	67,214,000	395,404	71,247
2.43/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	3,158,000	346,117	69,508
(2.43)/3 month USD-LIBOR-BBA/Nov-49 (Written)	Nov-19/2.43	3,158,000	175,585	537
(2.42)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.42	67,214,000	389,378	(32,265)

Unrealized appreciation				4,280,339

Unrealized (depreciation)				(4,407,090)

Total				$(126,751)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/17 (proceeds receivable $106,877,344) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal Home Loan Mortgage Corporation, 3.00%, 1/1/48	$1,000,000	1/11/18	$1,000,273
Federal National Mortgage Association, 4.50%, 1/1/48	9,000,000	1/11/18	9,575,156
Federal National Mortgage Association, 4.00%, 1/1/48	52,000,000	1/11/18	54,388,750
Federal National Mortgage Association, 3.50%, 1/1/48	4,000,000	1/11/18	4,108,438
Federal National Mortgage Association, 3.00%, 1/1/48	24,000,000	1/11/18	24,005,626
Federal National Mortgage Association, 2.50%, 1/1/48	6,000,000	1/11/18	5,794,687
Government National Mortgage Association, 4.00%, 1/1/48	2,000,000	1/22/18	2,085,312
Government National Mortgage Association, 3.50%, 1/1/48	6,000,000	1/22/18	6,205,313

Total			$107,163,555

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$567,834,400	$575,216	(E)	$(528,405)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$46,812
		23,496,100	27,349	(E)	13,250	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.30%— Semiannually	40,599
		246,620,400	644,912	(E)	(615,308)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,260,219)
		36,000,900	2,556	(E)	542,418	3/21/48	3 month USD-LIBOR-BBA — Quarterly	2.55%— Semiannually	544,974
		38,743,200	286,428	(E)	(316)	1/30/28	2.48875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(286,745)
		16,265,000	105,121		(118)	12/27/27	3 month USD-LIBOR-BBA — Quarterly	2.4685% — Semiannually	105,681
		36,649,000	218,208	(E)	(299)	2/26/28	2.48% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(218,509)

	Total				$(588,778)				$(1,027,407)

(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Bank of America N.A.
$309,306	$303,703	$—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(2,823)
152,416	149,655	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,391)

Barclays Bank PLC
701,524	699,074	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(1,461)
282,586	278,462	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,697)
20,159	19,793	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(184)
184,169	180,833	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,681)
16,658	16,206	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(270)
2,067,764	2,066,228	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	955
24,267,102	24,249,081	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	11,203
171,923	167,887	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(1,963)
3,427,789	3,425,243	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	1,582
21,029	20,592	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(187)
8,906	8,700	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	104
8,906	8,700	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	104
21,391	20,896	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	249
20,273	19,863	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	(212)
3,578	3,496	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	42
24,004,406	23,915,209	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(50,519)
872,732	869,684	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(1,818)
945,048	925,416	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	8,417
510,432	498,616	—	1/12/39	5.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	(5,954)
2,856,459	2,846,998	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	3,764
358,592	351,143	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,194)
739,372	723,298	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	8,183
221,308	218,631	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(876)
3,340,237	3,327,292	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(7,528)
24,926,142	24,836,788	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(48,992)
46,464,977	46,358,176	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	6,152
13,595,357	13,546,621	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(26,721)

Citibank, N.A.
8,669	8,468	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	101

Credit Suisse International
411,703	410,227	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(809)
8,906	8,700	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	104
317,084	312,457	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,905)
183,780	183,097	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(387)
662,380	647,981	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	7,331
475,536	466,842	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,558)
6,478	6,399	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(26)
1,876,536	1,841,181	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(18,488)
151,505	148,650	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,493)
148,036	145,325	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,494)
1,054,455	1,035,175	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(10,107)
764,389	750,542	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,977

Deutsche Bank AG
12,639	12,427	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(98)
20,273	19,863	—	1/12/40	(4.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.50% 30 year Fannie Mae pools — Monthly	212
11,614	11,299	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(188)
208,075	207,252	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	(526)

Goldman Sachs International
574,671	562,734	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,118)
443,321	434,112	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,948)
1,168,232	1,140,806	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(13,341)
497,543	487,207	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(4,431)
701,264	691,030	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,212)
701,264	691,030	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,212)
3,231,569	3,224,141	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	428
1,214,003	1,211,213	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	161
425,792	415,935	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	4,966
6,470	6,320	—	1/12/39	(5.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.50% 30 year Fannie Mae pools — Monthly	75
444,054	433,629	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(5,071)
428,169	419,275	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(3,814)
578,622	566,602	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,154)
4,427,132	4,416,957	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	586
164,126	163,749	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	22
437,684	436,678	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	58
389,509	388,614	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	52
127,468	124,820	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(1,135)
585,483	573,320	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5,215)
806,092	794,328	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(4,842)
516,467	508,930	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(3,102)
854,617	834,553	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(9,760)
646,738	632,679	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	7,158
150,360	147,527	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,481)
170,839	168,773	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	677
800,262	775,912	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	18,323

JPMorgan Chase Bank N.A.
98,339	96,558	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(898)
646,782	632,721	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	7,159

JPMorgan Securities LLC
711,688	698,675	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,822)
56,946	56,258	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	226
3,007,672	2,963,779	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	18,063

Upfront premium received		—			Unrealized appreciation	113,434

Upfront premium (paid)		—			Unrealized (depreciation)	(280,106)

	Total	$—			Total	$(166,672)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	$5,116,000	$50,551	$—	7/3/22	(1.9225%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$50,551
	5,116,000	68,733	—	7/3/27	2.085% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(68,733)
	5,869,000	67,887	—	7/5/22	(1.89%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	67,887
	5,869,000	99,714	—	7/5/27	2.05% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(99,715)

Total			$—				$(50,010)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through December 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $800,987,422.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 9/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/17
Short-term investments
	Putnam Government Money Market Fund*	$768,050	$10,000	$768,050	$1,047	$10,000
	Total Short-term investments	$768,050	$10,000	$768,050	$1,047	$10,000
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.

(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,802,315.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $102,856.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $16,499,829.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $671,010,766 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $47,986,279, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $704,767 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,231,079 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,802,315 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,476,333	$—
Mortgage-backed securities	—	235,009,037	—
Purchased options outstanding	—	1,028,056	—
Purchased swap options outstanding	—	8,159,449	—
U.S. government and agency mortgage obligations	—	1,121,092,948	—
Short-term investments	250,000	66,643,893	—

Totals by level	$250,000	$1,436,409,716	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(862,024)	$—
Written swap options outstanding	—	(7,785,350)	—
Forward premium swap option contracts	—	(126,751)	—
TBA sale commitments	—	(107,163,555)	—
Interest rate swap contracts	—	(438,629)	—
Total return swap contracts	—	(216,682)	—

Totals by level	$—	$(116,592,991)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$14,410,637	$14,652,568

Total	$14,410,637	$14,652,568

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$429,000,000
Purchased swap option contracts (contract amount)		$4,765,300,000
Written TBA commitment option contracts (contract amount)		$611,000,000
Written swap option contracts (contract amount)		$4,009,100,000
Centrally cleared interest rate swap contracts (notional)		$982,300,000
OTC total return swap contracts (notional)		$184,600,000
Centrally cleared total return swap contracts (notional)		$22,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam U.S. Government Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 27, 2018